ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Indonesia Energy Corporation Limited (the “Company” or “IEC”)

Indonesia Energy Corporation Limited was formed on April 24, 2018 as an exempted company with limited liability under the laws of the Cayman Islands and is a holding company for WJ Energy Group Limited (or “WJ Energy”), which in turn owns 100% of the operating subsidiaries in Indonesia, which are described below. The Company has two shareholders: Maderic Holding Limited (or “Maderic”) and HFO Investment Group (or “HFO”), which hold 87.04% and 12.96%, respectively, of IEC’s outstanding shares, prior to the initial public offering (“IPO”). Certain of IEC’s officers and directors own interests in Maderic and HFO. The Company, through its subsidiaries in Hong Kong and in Indonesia, is an oil and gas exploration and production company focused on the Indonesian market. The Company currently holds two oil and gas assets through subsidiaries in Indonesia: one producing block (the Kruh Block) and one exploration block (the Citarum Block). The Company also identified a potential third exploration block (the Rangkas Area).

WJ Energy Group Limited (or “WJ Energy”)

WJ Energy was incorporated in Hong Kong on June 3, 2014 as a holding company.

PT Green World Nusantara (or “GWN”)

On February 27, 2015, WJ Energy acquired GWN as a vehicle to acquire and thereafter operate the Kruh Block.

PT Harvel Nusantara Energi (or “HNE”)

On March 20, 2017, HNE, an Indonesian limited liability company, was acquired by WJ Energy as a required vehicle for oil and gas block acquisitions in compliance with Indonesian law.

PT Cogen Nusantara Energi (or “CNE”)

On December 7, 2017, CNE, an Indonesian limited liability company, was acquired under HNE as a required vehicle for the prospective acquisition of a new oil and gas block through a joint study program in consortium with GWN.

PT Hutama Wiranusa Energi (or “HWE”)

On May 14, 2018, HWE, was formed under GWN as a requirement to sign the contract for the acquisition of Citarum Block as part of the consortium that conducted the joint study for the Citarum Block.

The following diagram illustrates the Company’s structure, including its consolidated holding and operating subsidiaries:

Corporate Restructuring

In anticipation of the IPO of the Company’s equity securities, a restructuring was initiated in June 2018. On June 30, 2018, the Company entered into two agreements with Maderic and HFO (the two then shareholders of WJ Energy): a Sale and Purchase of Shares and Receivables Agreement and a Debt Conversion Agreement (collectively, the “Restructuring Agreements”). The intention of the Restructuring Agreements was to restructure the Company’s capitalization. As a result of the transactions contemplated by the Restructuring Agreements: (i) WJ Energy (including  its assets and liabilities) became a wholly-owned subsidiary of the Company, (ii) loans amounting to $21,150,000 and $3,150,000 that were owed by WJ Energy to Maderic and HFO, respectively, were converted for nominal value into ordinary shares of the Company and (iii) the Company issued an aggregate of 15,999,000 ordinary shares to Maderic and HFO.

As a result, the Company became the ultimate holding company of WJ Energy, GWN, HNE and its subsidiaries, which were all controlled by the same shareholders before and after the restructuring Therefore, the restructuring was accounted for as a legal reorganization of the entities under common control in a manner akin to a pooling of interest. The accompanying consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented. The consolidation of the Company and its subsidiaries has been accounted for at historical cost as of the beginning of the first period presented in the accompanying consolidated financial statements.

Details of the subsidiaries of the Company are set out below:

			Percentage
			of
	Date of	Place of	effective	Principal
Name	Incorporation	Incorporation	ownership	Activities
WJ Energy Group Limited (“WJ Energy”)	June 3, 2014	Hong Kong	100%	Holding company

PT Green World Nusantara (“GWN”)	February 27, 2015	Indonesia	100%	Kruh Block operation

PT Harvel Nusantara Energi (“HNE”)	March 20, 2017	Indonesia	100%	Holding company

PT Cogen Nusantara Energi (“CNE”)	December 7, 2017	Indonesia	100%	Citarum Block operation

PT Hutama Wiranusa Energi (“HWE”)	May 14, 2018	Indonesia	100%	Citarum Block operation

Initial Public Offering

On December 19, 2019, the Company listed its ordinary shares on the NYSE American in the IPO. As a result, the Company issued a total of 1,363,637 ordinary shares at a price to the public of $11.00 per share in connection with its IPO and received net proceeds of approximately US$12.5 million, after deducting underwriting discounts and the estimated offering expenses. Upon the completion of the IPO, the Company had a total of 7,363,637 ordinary shares.

Kruh Block Technical Assistance Contract (“TAC”) and Joint Operation Partnership (“KSO”)

The Company’s revenue and potential for profit depend mostly on the level of oil production in Kruh Block and the Indonesian Crude Price (“ICP”) that is correlated to international crude oil prices.

The Kruh Block operation is governed by the TAC established between GWN and PT Pertamina (Persero) (“Pertamina”), under which the Company has the operatorship to, but not the ownership of, the extraction and production of oil from the designated oil deposit location in Indonesia until May 2020 and the operatorship of Kruh Block will continue as a KSO from May 2020 until May 2030. During the operations, the Company pays all expenditures and obligations incurred including but not limited to exploration, development, extraction, production, transportation, abandonment and site restoration. These costs, depending on the purpose, are either capitalized on the balance sheet as Oil and gas property – subject to amortization, net, or expensed as lease operating expenses. Section “Oil & Gas Property, Full Cost Method” of Note 2 provides further discussion about the accounting treatment of these costs.

On a monthly basis, based on TAC, the Company submits to Pertamina an Entitlement Calculation Statement (“ECS”) stating the amount of money that GWN is entitled to. Such entitlement is made through the proceeds of the sale, conducted by Pertamina, of the crude oil produced in the block on a monthly basis based on the prevailing ICP, but capped at 65% of such monthly proceeds. In addition, the Company is also entitled to an additional 26.7857% of the remaining 35% of the proceeds from the sale of the crude oil as part of the profit sharing. Both of these two portions of entitlements are recognized as revenue of the Company, net of tax. Section “Revenue Recognition” of Note 2 provides further discussion about the accounting treatment of these entitlement.

After May 2020, the Company will continue the operatorship of Kruh Block under a KSO contract. In essence, the TAC and KSO are very similar in nature due to its “cost recovery” system, with a few important differences to note. The main differences between both contracts are that: (1) in the TAC, all oil produced is shareable between Pertamina and its contractor, while in the KSO, a Non-Shareable Oil (NSO) production is determined and agreed between Pertamina and its partners so that the baseline production, with an established decline rate, belongs entirely to Pertamina, so that the partners’ revenue and production sharing portion shall be determined only from the production above the NSO baseline; (2) in the TAC, the cost recovery was capped at 65% (sixty-five percent) of the proceeds from the sale of the oil produced in the block, while in the KSO, the cost recovery is capped at 80% of the proceeds from the sale of the oil produced within Kruh Block for the cost incurred during the term under KSO plus 80% of the operating cost per bbl multiplying NSO. Any remaining cost recovery balance from the KSO period of contract is carried over to the next period, although the cost recovery balance from the TAC contract will not be carried over to the KSO, meaning that the cost recovery balance will be reset to nil with the commencement of the operatorship under the KSO in May 2020.